Operating Lease Liabilities (Tables)	6 Months Ended
Sep. 30, 2025
Operating Lease Liabilities [Abstract]
Schedule of Future Operating Lease Payments

Future operating lease payments, excluding short-term leases, as of September 30, 2025, are detailed as follows:

Operating leases	S$	US$
2026	1,741,810	1,350,241
2027	1,250,093	969,064
2028	1,157,779	897,503
2029	690,174	535,019
2030	481,878	373,548
Thereafter	412,800	320,000
Total future lease payment	5,734,534	4,445,375
Less: Imputed interest	(716,796)	(555,656)
Present value of operating lease liabilities	5,017,738	3,889,719
Less: Current portion	(1,472,627)	(1,141,571)
Long-term portion of lease liabilities	3,545,111	2,748,148

Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases

The following table shows the weighted-average lease terms and discount rates for operating leases:

2025
Weighted average remaining lease term (Years)
Operating leases	3

Weighted average discount rate (%)
Operating leases	6%